RESTRICTED CASH Restricted Cash (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument, covenant compliance, cash required to be maintained	$ 78.5	$ 74.0
Cash buffer per vessel, covenant compliance	2.0
Ship Finance International Limited [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash surplus required for vessel leasing agreements, covenant compliance	$ 3.9	$ 8.9